Award Timing Disclosure	12 Months Ended
	Mar. 31, 2026	Jul. 28, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Certain Equity Awards

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.

The following table presents information regarding stock options and similar awards issued to our NEOs during FY2026 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date (1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award	Percent change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information
Eric Venker	7/28/2025	1,300,000 option shares	$16.76	$15,284,490	(0.7)%
Eric Venker	7/28/2025	189,900 option shares	$16.76	2,232,711	(0.7)%
Eric Venker	7/28/2025	1,475,000 CVARs	$14.46 (2)	1,493,438	(0.7)%
___________________________________________________________________________________________________
(1) On July 28, 2025, the Compensation Committee and Board approved equity awards to Dr. Eric Venker in connection with his appointment as Chief Executive Officer and the execution of his employment agreement. The awards were granted on July 28, 2025 and were disclosed in the Company’s Current Report on Form 8-K filed on July 29, 2025 under Item 5.02. The exercise price of the Option Awards is equal to the fair market value of the Company’s common stock on the Grant Date. The Company did not time the grant of these awards in relation to the disclosure of MNPI for the purpose of affecting the value of executive compensation.
(2) Represents the hurdle price established for the CVARs.
Award Timing Method	When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date (1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award	Percent change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information
Eric Venker	7/28/2025	1,300,000 option shares	$16.76	$15,284,490	(0.7)%
Eric Venker	7/28/2025	189,900 option shares	$16.76	2,232,711	(0.7)%
Eric Venker	7/28/2025	1,475,000 CVARs	$14.46 (2)	1,493,438	(0.7)%
___________________________________________________________________________________________________
(1) On July 28, 2025, the Compensation Committee and Board approved equity awards to Dr. Eric Venker in connection with his appointment as Chief Executive Officer and the execution of his employment agreement. The awards were granted on July 28, 2025 and were disclosed in the Company’s Current Report on Form 8-K filed on July 29, 2025 under Item 5.02. The exercise price of the Option Awards is equal to the fair market value of the Company’s common stock on the Grant Date. The Company did not time the grant of these awards in relation to the disclosure of MNPI for the purpose of affecting the value of executive compensation.
(2) Represents the hurdle price established for the CVARs.
Eric Venker [Member] | Employee Stock Option, One [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric Venker
Underlying Securities | shares		1,300,000
Exercise Price | $ / shares		$ 16.76
Fair Value as of Grant Date | $		$ 15,284,490
Underlying Security Market Price Change		(0.007)
Eric Venker [Member] | Employee Stock Option, Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric Venker
Underlying Securities | shares		189,900
Exercise Price | $ / shares		$ 16.76
Fair Value as of Grant Date | $		$ 2,232,711
Underlying Security Market Price Change		(0.007)
Eric Venker [Member] | Capped Value Appreciation Rights (CVARs) [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric Venker
Underlying Securities | shares		1,475,000
Exercise Price | $ / shares		$ 14.46
Fair Value as of Grant Date | $		$ 1,493,438
Underlying Security Market Price Change		(0.007)